Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands				3 Months Ended		6 Months Ended	12 Months Ended
	May 25, 2020	May 11, 2020	Mar. 19, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Warrant liability expire date				Jan. 28, 2023		Jan. 28, 2023
Change in fair value of subsidiary warrant liability				$ (18)	$ 15
Discount percentage of stock price
Series D Preferred Stock [Member]
Fair value of derivative liability				23		$ 100
Monte Carlo [Member]
Fair value of the warrant liability at grant date				10,400		10,400
ARETE Wealth Management [Member]
Fair value of the warrant liability at grant date	$ 400
Warrant purchase	275,000
Note Purchase Agreement [Member]
Number of common stock issued, shares			900,000
Note Purchase Agreement [Member] | FB Loan [Member]
Change in fair value of subsidiary warrant liability				$ 5,500		$ 5,100
Number of common stock issued, shares			900,000
Warrant purchase			3,269,231
Purchase Agreement [Member] | Investors [Member]
Number of common stock issued, shares		3,735,922
Purchase Agreement [Member] | Warrants Investors [Member]
Number of common stock issued, shares		3,735,922